Shareholder Report, Holdings (Details)	May 31, 2026
LIQUID ASSETS PORTFOLIO - SHARES [Member] | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
LIQUID ASSETS PORTFOLIO - SHARES [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.20%
LIQUID ASSETS PORTFOLIO - SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
U.S. GOVERNMENT PORTFOLIO - SHARES [Member] | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
U.S. GOVERNMENT PORTFOLIO - SHARES [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
U.S. GOVERNMENT PORTFOLIO - SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
U.S. GOVERNMENT SELECT PORTFOLIO - SERVICE SHARES [Member] | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
U.S. GOVERNMENT SELECT PORTFOLIO - SERVICE SHARES [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
U.S. GOVERNMENT SELECT PORTFOLIO - SERVICE SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
U.S. GOVERNMENT SELECT PORTFOLIO - SHARES [Member] | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
U.S. GOVERNMENT SELECT PORTFOLIO - SHARES [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
U.S. GOVERNMENT SELECT PORTFOLIO - SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
U.S. GOVERNMENT SELECT PORTFOLIO - SIEBERT WILLIAMS SHANK SHARES [Member] | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
U.S. GOVERNMENT SELECT PORTFOLIO - SIEBERT WILLIAMS SHANK SHARES [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
U.S. GOVERNMENT SELECT PORTFOLIO - SIEBERT WILLIAMS SHANK SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
TREASURY PORTFOLIO - PREMIER SHARES [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
TREASURY PORTFOLIO - PREMIER SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
TREASURY PORTFOLIO - SHARES [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
TREASURY PORTFOLIO - SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
TREASURY PORTFOLIO - SIEBERT WILLIAMS SHANK SHARES [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
TREASURY PORTFOLIO - SIEBERT WILLIAMS SHANK SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
TREASURY INSTRUMENTS PORTFOLIO - DIGITAL ENABLED SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
TREASURY INSTRUMENTS PORTFOLIO - PREMIER SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
TREASURY INSTRUMENTS PORTFOLIO - SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
TREASURY INSTRUMENTS PORTFOLIO - SIEBERT WILLIAMS SHANK SHARES [Member] | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%